Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenue		$ 2,408,448	$ 5,532,244	$ 5,302,030
Operating Expenses:
Selling expenses		82,225	263,797	424,824
Payroll, payroll taxes and others		2,214,975	3,067,837	3,580,791
Rent expenses		141,959	115,615	111,708
Depreciation and amortization		12,575	7,232	5,590
(Reduction) provision for doubtful accounts, net		(146,174)	194,149
Other general and administrative		667,267	293,931	305,810
Total Operating Expenses		2,972,827	3,942,561	4,428,723
(Loss) Income from Operations		(564,379)	1,589,683	873,307
Other income (expense):
Government grants				436,458
Interest income		26,565	32,112	19,015
Other expense			(58,241)
Total other income (expense)		26,565	(26,129)	455,473
Income (loss) before income tax		(537,814)	1,563,554	1,328,780
Income tax		0	(396,552)	(332,230)
Net income (loss)		(537,814)	1,167,002	996,550
Net income (loss) attributable to noncontrolling interest		21,843
Net income (loss) attributable to MDJM Ltd common shareholders		$ (515,971)	$ 1,167,002	$ 996,550
Net income (loss) attributable to MDJM Ltd common shareholders		$ (0.05)	$ 0.11	$ 0.10
Weighted-average shares outstanding, basic and diluted	[1],[2]	10,400,408	10,380,000	10,380,000
Comprehensive income (loss):
Net Income (loss)		$ (537,814)	$ 1,167,002	$ 996,550
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments		(170,344)	270,019	(210,781)
Total other comprehensive income (loss)		(708,158)	1,437,021	785,769
Comprehensive income (loss) attributable to non-controlling interest		823
Comprehensive income (loss) attributable to MDJM Ltd common shareholders		$ (707,335)	$ 1,437,021	$ 785,769

[1]	Prior to the formation of MDJM, VIE issued 10,380,000 ordinary shares to its shareholders. Each shareholder of VIE was expected to receive MDJM's share at one to one ratio. On January 26, 2018, MDJM issued 10,380,000 ordinary shares to entities controlled by the shareholders of Mingda Tianjin. All references to numbers of ordinary shares and per share amounts in the accompanying consolidated financial statements have been adjusted to reflect such issuance of shares on a retrospective basis from the earliest period presented.
[2]	The shares are presented on a retroactive basis to reflect the founder shares issuance. See Note 8.